Supplementary Financial Statements Information (Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Supplementary Financial Statements Information [Abstract]
Raw materials and subassemblies	$ 2,051	$ 2,252
Work in process	44	123
Finished products	1,522	1,272
Inventories	$ 3,617	$ 3,647